Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

October 9, 2024

Filed via EDGAR (CIK # 0001645194)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Legg Mason ETF Investment Trust (“Registrant”)

File Nos. 333-206784 and 811-23096

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 147 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) relating to the ClearBridge Dividend Strategy ESG ETF (to be renamed Franklin ClearBridge Enhanced Income ETF) (the “Fund”), a series of the Registrant, which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed to reflect revisions to the Fund’s name, investment objective, principal investment strategies and other related changes as further described in the Amendment.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Please direct any questions or comments relating to this filing to me at (215) 564-8521.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esq.